Advance Payable — Related Party	12 Months Ended
Dec. 31, 2024
Advance Payable — Related Party [Abstract]
ADVANCE PAYABLE — RELATED PARTY

5. ADVANCE PAYABLE — RELATED PARTY

As of December 31, 2024, the Company received $76,500 from an officer of the Company that is outstanding as of the year ended December 31, 2024.

In March 2023, the Company received $9,000 from the officer and remitted $31,900 back to the officer, leaving a net balance of $22,900 as of December 31, 2023.

These advance payables carry no interest and do not have a maturity date. The cash proceeds from these advance payables were used for operating purposes.